Note 9	12 Months Ended
Dec. 31, 2021
Cash Cash balances at central banks and other demand deposits [Abstract]
Disclosure Of Cash Cash Balances At Central Banks And Other Demand Deposits Explanatory [Text Block]	Cash, cash balances at central banks and other demand deposits
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the accompanying consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	Notes	2021	2020	2019
Cash on hand		6,877	6,447	7,060
Cash balances at central banks (*)		55,004	53,079	31,756
Other demand deposits		5,918	5,994	5,488
Total	8.1	67,799	65,520	44,303
(*) The variation in 2020 with respect to 2019 is mainly due to an increase in balances of BBVA, S.A. at the Bank of Spain.